FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	£ 498,843	£ 494,988
Loans and advances to banks	10,746	9,775	£ 6,283
Debt securities:
Government securities	14,286	13,098
Asset-backed securities:
Mortgage-backed securities	0	121
Other asset-backed securities	180	60
Corporate and other debt securities	12,935	11,051
Total debt securities	5,405	5,544
Equity shares	166	227
Treasury and other bills	36	535
Financial assets at fair value through profit or loss
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	24,009	21,076
Loans and advances to banks	4,467	2,399
Debt securities:
Government securities	20,622	18,854
Other public sector securities	2,354	2,126
Bank and building society certificates of deposit	4,841	984
Asset-backed securities:
Mortgage-backed securities	467	468
Other asset-backed securities	265	258
Corporate and other debt securities	18,134	18,216
Total debt securities	46,683	40,906
Equity shares	96,449	95,789
Treasury and other bills	18	19
Total	171,626	160,189
Trading assets | Financial assets at fair value through profit or loss
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	12,765	10,422
Loans and advances to banks	229	513
Debt securities:
Government securities	7,574	6,791
Other public sector securities	0	0
Bank and building society certificates of deposit	0	0
Asset-backed securities:
Mortgage-backed securities	7	6
Other asset-backed securities	4	17
Corporate and other debt securities	246	233
Total debt securities	7,831	7,047
Equity shares	0	0
Treasury and other bills	0	0
Total	20,825	17,982
Other financial assets mandatorily at fair value through profit or loss | Financial assets at fair value through profit or loss
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	11,244	10,654
Loans and advances to banks	4,238	1,886
Debt securities:
Government securities	13,048	12,063
Other public sector securities	2,354	2,126
Bank and building society certificates of deposit	4,841	984
Asset-backed securities:
Mortgage-backed securities	460	462
Other asset-backed securities	261	241
Corporate and other debt securities	17,888	17,983
Total debt securities	38,852	33,859
Equity shares	96,449	95,789
Treasury and other bills	18	19
Total	£ 150,801	£ 142,207